Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity awards, including stock option grants to our executive officers (as applicable), in the first quarter of each year. In addition, new hires receive stock option grants at the time of their hiring. During 2024, our Board of Directors and compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material nonpublic information.

Award Timing Method	We generally grant annual equity awards, including stock option grants to our executive officers (as applicable), in the first quarter of each year. In addition, new hires receive stock option grants at the time of their hiring
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false